Hybrid Securities	12 Months Ended
Dec. 31, 2018
Hybrid Instruments [Abstract]
Disclosure Of Hybrid Securities

29. HYBRID SECURITIES

The bond-type hybrid securities classified as owner’s equity are as follows (Unit: Korean Won in millions):

	Issue date	Maturity	Interest rate (%)	December 31, 2017	December 31, 2018
Securities in local currency	June 20, 2008	June 20, 2038	7.7	255,000	—
	April 25, 2013	April 25, 2043	4.4	500,000	500,000
	November 13, 2013	November 13, 2043	5.7	200,000	200,000
	December 12, 2014	December 12, 2044	5.2	160,000	160,000
	June 3, 2015	June 3, 2045	4.4	240,000	240,000
	July 26, 2018	—	4.4	—	400,000
Securities in foreign currencies	June 10, 2015	June 10, 2045	5.0	559,650	559,650
	September 27, 2016	—	4.5	553,450	553,450
	May 16, 2017	—	5.3	562,700	562,700
Issuance cost				(12,912)	(13,837)

Total				3,017,888	3,161,963

The hybrid securities mentioned above are either without a maturity date or its maturity can be extended indefinitely at the maturity date without changing terms.

In addition, the hybrid securities issued by the Bank will be reclassified to non-controlling interests in the consolidated financial statements of Woori Financial Group, Inc. from the next accounting period, due to the establishment of the financial holding company on January 11, 2019.